Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details 3
Expected US Income Tax (Benefit)	$ (79,003)	$ 92,378
Effects of:
State Taxes Deduction
Nondeductible Expenses	29,103	54,719
Change in Valuation Allowance	50,244	(144,695)
Other, net	(124)	(2,118)
Income Tax	$ 220	$ 284